Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Sep. 30, 2019
Class I and P Shares | Voya Multi-Manager Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Voya Multi-Manager Mid Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.

		During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

For this Fund, the sub-advisers define mid-capitalization companies as those companies with market capitalizations that fall within the collective range of companies within the Russell Midcap® Index and the S&P MidCap 400® Index at the time of purchase. The market capitalization range of companies in these indices will change with market conditions. The market capitalization range of companies in the Russell Midcap® Index as of June 30, 2019 ranged from $662.7 million to $50.9 billion. The market capitalization range of companies in the S&P MidCap 400® Index as of June 30, 2019 ranged from $769.4 million to $22.5 billion.

The Fund focuses on securities that the sub-advisers believe are undervalued in the marketplace.

The Fund expects to invest primarily in securities of U.S.-based companies, but may also invest in securities of non-U.S. companies, including companies located in countries with emerging securities markets.

The Fund may also invest in real estate-related securities, including real estate investment trusts.

The Fund may also invest in derivatives, including futures, as a substitute for securities in which the Fund can invest, for cash management, and/or to seek to enhance returns in the Fund.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

Voya Investments, LLC (the “Investment Adviser”) allocates the Fund’s assets to different sub-advisers. The Investment Adviser may, from time to time, directly manage a portion of the Fund’s assets to seek to manage the Fund’s overall risk exposure to achieve the Fund’s desired risk/return profile and to effect the Fund’s investment strategies. The Investment Adviser may invest in futures and exchange-traded funds to implement its investment process.

Hahn Capital Management, LLC (“Hahn Capital Management”), LSV Asset Management (“LSV”), and Wellington Management Company LLP (“Wellington Management”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

LSV Asset Management

LSV’s active investment strategy uses a quantitative investment model to evaluate and recommend investment decisions for the Fund in a bottom-up, contrarian value approach. The primary components of LSV’s quantitative model are:
  indicators of fundamental undervaluation, such as low price-to-cash flow ratio or low price-to-earnings ratio, indicators of past negative market sentiment, such as poor past stock price performance, indicators of recent momentum, such as high recent stock price performance, and control of incremental risk relative to the benchmark index.
All such indicators are measured relative to the overall universe of mid-cap companies.

Hahn Capital Management

Hahn Capital Management’s investment process, from beginning to end, seeks to identify, quantify and manage risk, with the goal of attempting to minimize capital losses. Hahn Capital Management believes that risk mitigation is best accomplished through a strategy that calls for investing in companies it believes possess high quality characteristics in three areas: 1) business model; 2) balance sheet; and 3) management skill. Hahn Capital Management generally holds between 30-35 companies in its investment portfolio. Hahn Capital Management employs a value style of investing focusing on the underlying intrinsic value of an investment, where intrinsic value is defined as the price that an educated strategic buyer would pay to gain a controlling interest in the underlying asset. Hahn Capital Management’s strategy is to purchase these assets at a discount to their value and hold them until the value is fully recognized by the broader market.

Wellington Management

Wellington Management employs a contrarian approach to stock selection. The approach demands an emphasis on extensive research to identify stocks of companies that Wellington Management believes possess fundamentals that are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the Wellington Management’s investment approach. Wellington Management’s determination of a stock’s value is based on three primary criteria: its issuer’s earnings power, growth potential, and price-to-earnings ratio. Wellington Management then selects the stocks whose issuers, in its opinion, have the most compelling blend of attractive valuation, a strong management team, and strong industry position.

Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

		The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Foreign Investments/Developing and Emerging Markets:
Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Funds that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Fund.

Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Mid-Capitalization Company: Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, smaller size, limited markets and financial resources, narrow product lines, less management depth, and more reliance on key personnel. Consequently, the securities of mid-capitalization companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.

Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.

Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.

Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower.

Because Class P shares of the Fund had not commenced operations as of the calendar year ended December 31, 2018, no performance information for Class P shares is provided below.

		On February 10, 2014, LSV Asset Management was added as an additional sub-adviser. On December 1, 2014, Hahn Capital Management, LLC was added as an additional sub-adviser and another sub-adviser (which served as a sub-adviser from inception to November 14, 2014) was removed. Each change to a sub-adviser resulted in a change to the Fund’s principal investment strategies. The Fund’s performance information for these periods reflects returns achieved by the different sub-advisers and pursuant to different principal investment strategies. If the Fund’s current sub-advisers and strategies had been in place for the prior periods, the performance information shown would have been different. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.individuals.voya.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares of the Fund had not commenced operations as of the calendar year ended December 31, 2018
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.individuals.voya.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class I (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 1st 2012, 16.25% and Worst quarter: 4th 2018, -16.92% The Fund's Class I shares' year-to-date total return as of June 30, 2019: 17.69%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2018)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Class I and P Shares | Voya Multi-Manager Mid Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.90%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 92
3 Yrs	rr_ExpenseExampleYear03	291
5 Yrs	rr_ExpenseExampleYear05	507
10 Yrs	rr_ExpenseExampleYear10	1,129
1 Yr	rr_ExpenseExampleNoRedemptionYear01	92
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	291
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	507
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,129
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011
2012	rr_AnnualReturn2012	20.20%
2013	rr_AnnualReturn2013	33.65%
2014	rr_AnnualReturn2014	11.83%
2015	rr_AnnualReturn2015	(3.81%)
2016	rr_AnnualReturn2016	14.88%
2017	rr_AnnualReturn2017	14.99%
2018	rr_AnnualReturn2018	(14.97%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.92%)
1 Yr	rr_AverageAnnualReturnYear01	(14.97%)
5 Yrs	rr_AverageAnnualReturnYear05	3.86%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2011
Class I and P Shares | Voya Multi-Manager Mid Cap Value Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1],[3]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[3]
Other Expenses	rr_OtherExpensesOverAssets	1.19%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.84%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.15%	[1],[3]
1 Yr	rr_ExpenseExampleYear01	$ 15
3 Yrs	rr_ExpenseExampleYear03	445
5 Yrs	rr_ExpenseExampleYear05	902
10 Yrs	rr_ExpenseExampleYear10	2,168
1 Yr	rr_ExpenseExampleNoRedemptionYear01	15
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	445
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	902
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 2,168
Class I and P Shares | Voya Multi-Manager Mid Cap Value Fund | After tax on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(18.27%)
5 Yrs	rr_AverageAnnualReturnYear05	0.39%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.41%
Class I and P Shares | Voya Multi-Manager Mid Cap Value Fund | After tax on distributions with sale | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.62%)
5 Yrs	rr_AverageAnnualReturnYear05	2.51%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.21%
Class I and P Shares | Voya Multi-Manager Mid Cap Value Fund | Russell Midcap® Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.29%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	5.44%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	13.06%	[4]

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 0.90% and 0.15% for Class I and Class P shares through October 1, 2020. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.020% of the management fee for Class I shares through October 1, 2020. The adviser is contractually obligated to waive its management fee for Class P shares through October 1, 2020. Termination or modification of these obligations requires approval by the Fund’s board.
[3]	Based on Class I shares’ expenses adjusted for contractual differences in fees paid by the applicable share classes.
[4]	The index returns do not reflect deductions for fees, expenses, or taxes.